AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
               Ameritas Low Load Variable Universal Life ("LLVL")
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                         Prospectuses Dated May 1, 2007
                 Ameritas No Load Variable Annuity ("NLVA 6150")
                        Prospectus Dated November 5, 2007
                 Ameritas No Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

                         Supplement Dated April 16, 2008

Effective April 1, 2008, Rydex Variable Trust changed the names of the following Rydex portfolios, which are available through subaccounts of the Separate
Accounts:

  -------------------------------------- -------------------------------------
      Former Portfolio Names               New Names Effective April 1, 2008
  -------------------------------------- -------------------------------------
  Rydex Inverse OTC Strategy Fund*       Rydex NASDAQ-100(R) Strategy Fund*
  -------------------------------------- -------------------------------------
  Rydex OTC Fund                         Rydex NASDAQ-100(R) Fund
  -------------------------------------- -------------------------------------
  *Available only in the NLVA 6150

Therefore, all references to these portfolios in the product prospectus are changed to the new names effective April 1, 2008.

All other provisions of your prospectus remain as stated in your Policy and prospectus.

          Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.